UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:
	     	The FBR Family of Funds
		Potomac Tower
		1001 Nineteenth Street, North
		Arlington, VA  22209-1710

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer,
 check the box but do not list series or classes):  	[ X ]

3.  Investment Company Act File Number:  811-07665

 	Securities Act File Number:   333-05675

4 (a).  Last day of fiscal year for which this notice is filed: October 31, 2000

4 (b).  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
		   (See Instruction A.2)  [      ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c).  Check box if this is the last time the issuer will be filing this Form.
   [      ]

5.	Calculation of registration fee:

(i) Aggregate sale price of securities
	sold during the fiscal year pursuant
	to section 24f-2:	 $68,185,649

(ii) Aggregate price of securities
	redeemed or	repurchased during the
	fiscal year:	$67,462,693

(iii) Aggregate price of securities
	redeemed or	repurchased during any
	prior fiscal year ending no
	earlier than October 11, 1995 that
	were not previously used to reduce
	registration fees payable			to the Commission: $41,232,532

(iv) Total available redemption credits
	[add Items 5(ii) and 5(iii)]:				$108,695,225

(v) Net sales - if Item 5(i) is greater
	than Item 5(iv)[subtract Item 5(iv)
	from Item 5(i)]: 	$0

(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:$(40,509,576)

(vii) Multiplier for determining
	registration fee (See Instruction
	C.9):	          x	0.000250

(viii) Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):   =	$0

6.	Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:___ ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for uture fiscal years, then state that number here:__________.

7.	Interest due - if this Form is being filed more than 90 days after the end of
the issuer's fiscal year	(see Instruction D):      +	$ 0

8.	Total of the amount of the registration fee due plus any interest due [line
 5(viii) plus line 7):         =	$ 0

9.	Date the registration fee and any interest payment was sent to the
 Commission's lockbox depository:

		Method of Delivery:
			[    ] Wire Transfer
			[    ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*/S/ Edward J. Karpowicz
				Edward J. Karpowicz
				Controller

Date: 01/23/01

* Please print the name and title of the signing officer below the signature.